Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	76 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000096693
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.73%	4.89%		4.61%
C000096695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.29%	5.35%		4.44%
C000214278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000096697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096693
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	6.14%		5.23%
Without Sales Load [Member] | C000096695
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%	5.35%		4.44%
Without Sales Load [Member] | C000214278
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	6.45%	5.07%
Without Sales Load [Member] | C000096697
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%	6.37%		5.48%
Without Sales Load [Member] | C000096698
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	6.45%		5.52%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.05%	14.23%		11.02%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.05%	14.23%		11.02%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.05%	14.23%	12.27%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.05%	14.23%		11.02%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.05%	14.23%		11.02%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)		1.10%
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	3.04%		2.12%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)		1.10%
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	3.04%		2.12%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)	(0.21%)
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	3.04%	2.67%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)		1.10%
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	3.04%		2.12%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)		1.10%
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	3.04%		2.12%